Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) (10-K) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020	May 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares stock warrants outstanding, Beginning balance	803,000	6,424,000	5,461,500
Number of shares stock warrants, Granted	17,054		962,500
Number of shares stock warrants outstanding, Ending balance	820,054	803,000	6,424,000
Number of shares stock warrants, exercisable, Ending	820,054	6,424,000
Average exercise price stock warrants, Beginning balance	$ 83.04	$ 10.38	$ 11.50
Average exercise price stock warrants, Granted	21.99		4.00
Average exercise price stock warrants, Ending balance	$ 81.74	$ 83.04	$ 10.38
Stock warrants outstanding shares, Expiration Date		Nov 2023
Stock warrants granted shares, Expiration Date		May 2024